Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

April 6, 2011

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: ClearBridge Energy MLP Opportunity Fund Inc.

Dear Sir or Madam:

On behalf of ClearBridge Energy MLP Opportunity Fund Inc. (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Notification of Registration on Form N-8A under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended.

In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984) (the “Release”), we respectfully request on behalf of the Fund that the Division of Investment Management (the “Division”) consider this filing appropriate for limited review because, as detailed below, the disclosure in the Registration Statement is substantially similar to disclosure in the Registration Statement filed June 24, 2010 for ClearBridge Energy MLP Fund Inc. (“CEM”) (File Nos. 333- 166021 and 811-22405) (the “ClearBridge Registration Statement”) which the Division has reviewed. The Fund’s investment objective is to provide a high level of total return with an emphasis on cash distributions. The Fund seeks to achieve its objective by investing primarily in master

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limited partnerships in the energy sector. The Fund’s investment objective and investment strategies are identical to those of CEM. Moreover, the Fund’s investment manager, Legg Mason Partners Fund Advisor, LLC, and the Fund’s subadviser, ClearBridge Advisors, LLC, also serve as CEM’s investment manager and subadviser, respectfully. The following is provided to assist the Division in its review of the Registration Statement.

I. Material Changes from Recent Filings

All material changes from the ClearBridge Registration Statement relate to the fact that the Fund has a more focused investment strategy and has added the following disclosure to certain sections “Currently and as the Fund makes its initial investments, the Fund intends to focus its investments in MLPs with operations in crude oil, natural gas liquids and refined products. This reflects the subadviser’s belief that the combination of secularly higher global oil prices and the increased supply of domestic oil, natural gas and natural gas liquids (due primarily to recent shale gas discoveries) make MLPs focused on these liquefied fuels well positioned for long term growth.” In addition, the Fund has revised, as marked, the disclosure in the “Use of Leverage” subsection to state “The Fund may negotiate with several large commercial banks to arrange either a floating or fixed rate credit facility . . .” The following sections of the Registration Statement are substantially similar to their counterparts in the ClearBridge Registration Statement:

“Prospectus Summary”;

“The Fund’s Investments”;

“Use of Leverage”;

“Risks”;

“Management of the Fund”;

“Net Asset Value”;

“Distributions”;

“Dividend Reinvestment Plan”;

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“Description of Shares”

“Certain Provisions of the Articles of Incorporation and By-Laws”;

“Repurchase of Fund Shares”;

“Certain United States Federal Income Tax Considerations”;

“Custodian and Transfer Agent”;

“Investment Objective”;

“Investment Restrictions”;

“Investment Policies and Techniques”;

“Management of the Fund”;

“Investment Manager”;

“Portfolio Managers”;

“Portfolio Transactions and Brokerage”;

“Net Asset Value”;

“General Information”;

“Repurchase of Fund Shares; Conversion to an Open-End Fund”;

“Certain United States Federal Income Tax Considerations”;

“Appendix A: Description of S&P, Moody’s and Fitch Ratings”;

“Appendix B—Proxy Voting Policy of Legg Mason Partners Fund Advisor, LLC”.

and

“Appendix C—Proxy Voting Policies and Procedures of ClearBridge Advisors, LLC”.

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II. Problem Areas Warranting Special Attention

The Fund respectfully submits there are no problem areas warranting special attention.

III. New Investment Techniques, Products or Methods of Distribution

The Fund respectfully submits there are no new investment techniques, products or methods of distribution with respect to the Fund’s offering.

IV. Portions of Prior Filings, Similar to, or Precedent for, the Current Filing

The disclosure in the Registration Statement described above is also similar to the disclosure contained in the registration statement filed by The Cushing MLP Total Return Fund (File Nos. 333-154880 and 811-22072), which has been declared effective.

The Fund would appreciate receiving any comments on the Registration Statement at your earliest convenience, and in any case within thirty days of the date of filing of the Registration Statement.

Any questions or communications concerning the enclosed materials should be directed to Sarah Cogan at (212) 455-3575 or Rafael Vasquez at (212) 455-3566.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Enclosures

cc: William J. Renahan